ORGANIZATION AND NATURE OF OPERATIONS - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
JinkoSolar Investment Limited ("Paker")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of ownership	58.60%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 30, 2009
Percentage of ownership	58.60%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of ownership	58.60%
JinkoSolar GmbH ("Jinko GmbH")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of ownership	58.60%
Zhejiang Jinko Solar Trading Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of ownership	58.60%
Xinjiang Jinko Solar Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 30, 2016
Percentage of ownership	58.60%
Yuhuan Jinko Solar Co., Ltd.("Yuhuan")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2016
Percentage of ownership	58.60%
JinkoSolar (U.S.) Inc. ("Jinko US")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of ownership	58.60%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of ownership	58.60%
JinkoSolar (Switzerland) AG ("Jinko Switzerland")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of ownership	58.60%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of ownership	58.60%
JinkoSolar Italy S.R.L. ("Jinko Italy")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of ownership	58.60%
Jinko Solar Canada Co., Ltd ("Jinko Canada")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of ownership	58.60%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of ownership	58.60%
Jinko Solar Japan K.K. ("JinkoSolar Japan")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 21, 2012
Percentage of ownership	58.60%
Jinko Solar (Shanghai) Management Co., Ltd
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2012
Percentage of ownership	58.60%
Wide Wealth Group Holding Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 11, 2012
Percentage of ownership	100.00%
Canton Best Limited ("Canton Best BVI")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 16, 2013
Percentage of ownership	100.00%
Jinko Solar Technology SDN.BHD. ("JinkoSolar Malaysia")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 21, 2015
Percentage of ownership	58.60%
JinkoSolar International Development Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2015
Percentage of ownership	100.00%
JinkoSolar Middle East DMCC
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 06, 2016
Percentage of ownership	58.60%
JinkoSolar Trading Privated Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 06, 2017
Percentage of ownership	58.60%
JinkoSolar LATAM Holding Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 22, 2017
Percentage of ownership	100.00%
JinkoSolar U.S. Industrial Inc.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 16, 2017
Percentage of ownership	58.60%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 15, 2017
Percentage of ownership	45.90%	56.40%
Poyang Ruixin Information Technology Co Ltd
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 19, 2017
Percentage of ownership	58.60%
Jinko Solar Korea Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 03, 2018
Percentage of ownership	58.60%
JinkoSolar (Sichuan) Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 18, 2019
Percentage of ownership	38.40%
JinkoSolar (Qinghai) Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 03, 2019
Percentage of ownership	32.20%
Jinko Yiwu
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 19, 2019
Percentage of ownership	32.20%
Jinko PV Material Supply SDN. BHD
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 23, 2019
Percentage of ownership	58.60%
JinkoSolar Vietnam Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2019
Percentage of ownership	58.60%
Jinko Chuzhou
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 26, 2019
Percentage of ownership	32.20%
Rui Xu Co., Ltd. ("Rui Xu")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 24, 2019
Percentage of ownership	35.20%
Zhejiang New Materials Co., Ltd. ("Zhejiang New Materials")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Mar. 24, 2020
Percentage of ownership	58.60%
Jinko ShangRao
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 17, 2020
Percentage of ownership	32.20%
Jinko Solar Denmark ApS
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 28, 2020
Percentage of ownership	58.60%
JinkoSolar Hong Kong Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 17, 2020
Percentage of ownership	58.60%
Jinko Solar (Malaysia) SDN BHD
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2020
Percentage of ownership	58.60%
JinkoSolar (Chuxiong) Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 25, 2020
Percentage of ownership	58.60%
Yiwu New Materials Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 14, 2020
Percentage of ownership	58.60%
JinkoSolar (Yushan) Co., Ltd. ("Jinko Yushan")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2021
Percentage of ownership	46.90%
Fengcheng Jinko PV Materials Co., Ltd
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 11, 2021
Percentage of ownership	58.60%
JinkoSolar (Feidong) Co., Ltd. ("Jinko Feidong")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 23, 2021
Percentage of ownership	32.20%
JinkoSolar (Jinchang) Co., Ltd. ("Jinko Jinchang")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 24, 2021
Percentage of ownership	58.60%
JinkoSolar (Poyang) Co., Ltd. ("Jinko Poyang")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2021
Percentage of ownership	58.60%
Shangrao Changxin Enterprise Management Center LP.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 16, 2021
Percentage of ownership	100.00%
Shangrao Changxin No. 1 Enterprise Management Center LP.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 17, 2022
Percentage of ownership	100.00%
Shangrao Changxin No. 2 Enterprise Management Center LP.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 17, 2022
Percentage of ownership	100.00%
Shangrao Changxin No. 3 Enterprise Management Center LP.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 15, 2022
Percentage of ownership	100.00%
Shangrao Changxin No. 5 Enterprise Management Center LP.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 15, 2022
Percentage of ownership	100.00%
Shangrao Changxin No. 6 Enterprise Management Center LP.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 25, 2022
Percentage of ownership	100.00%
Jiaxing Jinyue Phase I Venture Capital Partnership
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 26, 2022
Percentage of ownership	78.20%
Shangrao Jinko PV Manufacturing Co., Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership	58.60%
Shangrao Guangxin Jinko PV Manufacturing Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Mar. 23, 2022
Percentage of ownership	58.60%
Jinko Energy Storage Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership	58.60%
Jiangxi Jinko Energy Storage Co., Ltd
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 26, 2022
Percentage of ownership	58.60%
Jinko Solar (Vietnam) Industries Company Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Mar. 29, 2021
Percentage of ownership	58.60%
JinkoSolar (Leshan) Co., Ltd. ("Jinko Leshan")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 25, 2021
Percentage of ownership	58.60%
JinkoSolar (Anhui) Co., Ltd. ("Jinko Anhui")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 03, 2021
Percentage of ownership	32.20%